ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUND — 19.5%
	MIXED ALLOCATION - 19.5%
405,877	Arrow Reserve Capital Management ETF(c)(d) (Cost $40,615,844)					$ 40,672,935

	PRIVATE INVESTMENT FUND — 18.9%
	FINANCIAL POOL - 18.9%
N/A	Galaxy Plus Fund LLC(a) (Cost $71,783,498)					39,285,587

	SHORT-TERM INVESTMENT — 42.0%
	MONEY MARKET FUND - 42.0%
87,546,819	First American Government Obligations Fund, Class X, 4.25%(b)(e) (Cost $87,546,819)					87,546,819

Contracts
	EQUITY OPTIONS PURCHASED - 19.5%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 19.5%
29,512	Nomura Commodity Call Option(e)(f)	Nomura	12/20/2025	$ 0.0001	$ 30,961,356	$ 40,502,365
	TOTAL CALL OPTIONS PURCHASED (Cost - $30,961,356)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $30,961,356)					40,502,365

	TOTAL INVESTMENTS - 99.9% (Cost $230,907,517)					$ 208,007,706
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					296,410
	NET ASSETS - 100.0%					$ 208,304,116

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.
(c)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.
(d)	Affiliated Exchange-Traded Fund.
(e)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).
(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Nomura Commodity Call option are shown on the subsequent pages.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2025

Additional Information — Nomura Commodity Call Option
The following table represents the individual positions and related values within the commodity feeder option as of April 30, 2025.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
202	CBT Bean Oil	Jul-25	Nomura	$ 6,185,661	-0.02%	$ (41,058)
2,443	CME Lean Hogs	Jun-25	Nomura	95,381,184	-0.18%	(375,812)
13,483	CME Live Cattle	Jun-25	Nomura	1,095,058,596	0.00%	7,513
1,602	CMX Copper	May-25	Nomura	188,817,901	-1.50%	(3,117,326)
177	CMX Copper	Jul-25	Nomura	21,371,082	-0.10%	(207,079)
2,277	CMX Gold	Jun-25	Nomura	733,784,372	-0.08%	(158,560)
1,180	CMX Silver	May-25	Nomura	191,375,122	-1.39%	(2,888,661)
238	CMX Silver	Jul-25	Nomura	39,603,574	-0.06%	(126,809)
7,183	ICE US Canola	Jul-25	Nomura	71,511,325	0.06%	118,496
281	ICE US Cocoa	Jul-25	Nomura	24,287,488	0.03%	68,732
150	ICE US Cocoa	May-25	Nomura	12,920,912	0.06%	124,633
1,068	ICE US Coffee	May-25	Nomura	148,040,228	-0.59%	(1,235,469)
794	ICE US Coffee	Jul-25	Nomura	115,089,034	0.32%	660,902
2,276	NYM Natural Gas	Jun-25	Nomura	88,768,774	-0.75%	(1,564,797)
288	TTF Natural Gas F_31	May-25	Nomura	9,831,997	-0.15%	(313,234)
						$ (9,048,529)

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	% Of Net Assets	Unrealized Appreciation/ (Depreciation)
(14,863)	CBT Bean Meal	Jul-25	Nomura	$ (444,128,164)	0.04%	$ 80,617
(16,988)	CBT Bean Meal	May-25	Nomura	(495,644,462)	0.10%	208,128
(597)	CBT Bean Oil	May-25	Nomura	(16,698,135)	-0.19%	(403,412)
(3,495)	CBT Corn	Jul-25	Nomura	(83,129,431)	-0.20%	(407,121)
(20,509)	CBT Red Wheat	Jul-25	Nomura	(578,018,007)	0.75%	1,558,828
(27,742)	CBT Wheat	Jul-25	Nomura	(764,214,179)	0.51%	1,060,535
(2,340)	CME Crude	Jun-25	Nomura	(149,962,842)	0.90%	1,881,107
(3,051)	CME Soybeans	Jul-25	Nomura	(160,437,650)	0.01%	21,027
(10,830)	CME Soybeans	May-25	Nomura	(551,971,051)	0.00%	(1,293)
(5,976)	Cotton	May-25	Nomura	(195,513,635)	0.15%	302,079
(869)	CSC Sugar	May-25	Nomura	(18,266,477)	0.03%	58,467
(4,494)	CSC Sugar	Jul-25	Nomura	(89,985,748)	0.10%	205,160
(614)	Heating Oil	Jun-25	Nomura	(54,785,927)	0.20%	424,029
(4,306)	ICE LS GasOil	Jun-25	Nomura	(267,866,839)	1.17%	2,436,823
(6,276)	ICE US Canola	May-25	Nomura	(55,936,417)	-0.20%	(410,619)
(5,373)	ICE US Cotton	Jul-25	Nomura	(180,399,770)	-0.06%	(130,649)
(225)	IPE Brent Crude	Aug-25	Nomura	(14,197,003)	0.11%	228,990
(2,483)	IPE Brent Crude	Jun-25	Nomura	(169,565,141)	0.97%	2,029,734
(10,415)	LME Aluminum	Jun-25	Nomura	(623,599,568)	0.13%	277,492
(5,250)	LME Nickel	Jun-25	Nomura	(480,961,098)	0.84%	1,745,201
(5,901)	LME Zinc	Jun-25	Nomura	(386,424,925)	0.27%	559,774
(2,506)	NYM Platinum	Jul-25	Nomura	(121,115,491)	-0.11%	(223,150)
(1,970)	NYM RBOB Gas	Jun-25	Nomura	(175,332,865)	0.92%	1,913,721
(7,032)	SGX Iron Ore 62%	Sep-25	Nomura	(66,603,430)	0.03%	61,408
(14,623)	SGX Iron Ore 62%	May-25	Nomura	(144,168,117)	0.17%	358,361
(65)	TTF Natural Gas F_31	Jun-25	Nomura	(1,738,826)	0.00%	6,501
						$ 13,841,738